Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,

Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

VINVB-08-01 May 30, 2008
1.869875.100

Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,

Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

VINSCSC2B-08-01 May 30, 2008
1.869876.100